ADVANCES TO SUPPLIERS AND OTHER (Tables)	6 Months Ended
Jun. 30, 2025
Advance To Suppliers And Other Abstract
Schedule of Advance to Suppliers

Advances to suppliers and other as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Advance to suppliers	$8,223,678	$8,548,744
Advance payment for potential factory lease and land purchase	1,000,000	1,000,000
Less: allowance for doubtful accounts	(112,160)	(111,004)
Total	9,111,518	9,437,740